Share-Based Compensation - Carrying Value of Redeemable Equity Units (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Temporary Equity [Line Items]
Balance	$ 53.9	$ 50.0
Reclassifications from permanent equity, net	4.1	6.8	5.6
Reclassifications to accrued expenses upon notification of redemption	(16.6)	(2.9)
Balance	$ 41.4	$ 53.9	$ 50.0